Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Brendan Wood TopGun ETF
Shareholder Report [Line Items]
Fund Name	Brendan Wood TopGun ETF
Class Name	Brendan Wood TopGun ETF
Trading Symbol	BWTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	brendanwoodtopgunetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of September 1, 2024 to August 31, 2025, the Brendan Wood TopGun ETF (the “Fund”) gained 10.18%, while the S&P 500® Index advanced 15.88%.

What key factors affected the Fund’s performance?

The Fund invests in companies identified by Brendan Wood International as “TopGun” companies, recognized by institutional investors for strong fundamentals, management quality, and shareholder alignment.

Over the past year, equity markets were led higher by the “Magnificent 7” technology companies and continued enthusiasm around artificial intelligence. While the Fund participated in the rally, its diversified approach across sectors such as financials, industrials, and healthcare lagged the concentrated strength in mega-cap technology that drove the S&P 500® Index.

Stock selection in defensive and quality-oriented sectors contributed positively, but underweights to the largest tech names were the primary factor behind relative underperformance. The result was a solid double-digit gain of 10.18% for shareholders, albeit behind the S&P 500®’s 15.88% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
Brendan Wood TopGun ETF	10.18%	25.03%
S&P 500® Index	15.88%	26.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.brendanwoodtopgunetf.com/#performance for more recent performance information.
Net Assets	$ 16,786,244
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 121,187
Investment Company, Portfolio Turnover	21.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Net Assets	$16,786,244
Number of Holdings	25
Total Advisory Fee	$121,187
Portfolio Turnover Rate	21.03%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	4.87%
HCA Healthcare, Inc.	4.82%
JPMorgan Chase & Co.	4.56%
Nvidia Corp.	4.53%
Royal Bank of Canada	4.36%
Microsoft Corp.	4.35%
Parker-Hannifin Corp.	4.30%
T-Mobile US, Inc.	4.12%
Brookfield Corp.	4.11%
Broadcom, Inc.	4.09%